Reorganization - Summary of Results and Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 03, 2023	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
Exploration and evaluation expenditures			$ (21,214)	$ (4,733)
General and administrative	$ (13,339)		(21,401)	(13,339)
Equity compensation			(8,399)	(2,602)
Share of gain/(loss) of Cauchari-Olaroz Project			16,211	(83,276)
Share of loss of Arena Minerals			(677)	(1,359)
Total expenses			(36,346)	(105,309)
OTHER ITEMS
Transaction costs			(7,569)	0
Gain/(loss) on financial instruments measured at fair value			(22,379)	(44,570)
Finance costs			(22,702)	(20,874)
Gain on distribution of assets upon seperation			1,267,552
Net income/(loss)			1,288,369	(93,568)
Cash used in operating activities by discontinued operations			(30,679)	(48,453)
Cash used by investing activities by discontinued operations			(116,804)	(20,320)
Cash provided/(used) in financing activities by discontinued operations			302,755	(374)
Lithium Americas
OTHER ITEMS
Cash used in operating activities by discontinued operations			(30,679)	(48,453)
Cash used by investing activities by discontinued operations			(116,804)	(20,320)
Cash provided/(used) in financing activities by discontinued operations			$ 302,755	(374)
Discontinued operations [member] | Lithium Americas
EXPENSES
Exploration and evaluation expenditures		$ (5,779)		(44,464)
General and administrative		(8,073)		(9,544)
Equity compensation		(5,309)		(4,036)
Total expenses		(19,161)		(58,044)
OTHER ITEMS
Transaction costs		(10,095)		0
Gain/(loss) on financial instruments measured at fair value		32,545		(2,564)
Finance costs		(43)		(447)
Other (loss)/income		(10)		14
Gain on distribution of assets upon seperation		1,267,552		0
Other operating income (expense)		1,289,949		(2,997)
Net income/(loss)		$ 1,270,788		$ (61,041)